Overview (Details)			12 Months Ended
	Oct. 02, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Dec. 31, 2025 shares	Sep. 04, 2024 $ / shares shares	Jul. 19, 2024 HKD ($)	Jul. 19, 2024 USD ($)	Feb. 05, 2024 $ / shares shares	Jan. 19, 2024 shares	Jan. 08, 2019 shares
Overview [Line Items]
Entity Incorporation, Date of Incorporation			Jan. 08, 2019
Subdivision of ordinary share par value (in Dollars per share) | $ / shares							$ 1
Re-designated, ordinary shares							156,250
Outstanding balance					$ 18,679,181	$ 2,391,425
Aggregate gross proceeds (in Dollars) | $	$ 399,000
Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued			397,849
Re-designated, ordinary shares							131,250
Class B Ordinary Shares [Member]
Overview [Line Items]
Re-designated, ordinary shares							25,000
Ms. Leung Po Man Stella [Member]
Overview [Line Items]
Number of ordinary shares issued			625					1
Bliss On [Member]
Overview [Line Items]
Number of ordinary shares issued								625
Promissory note issued					$ 18,679,181	$ 2,391,425
Bliss On [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued				7,473
Par value per share (in Dollars per share) | $ / shares				$ 320
Powell Max [Member]
Overview [Line Items]
Number of ordinary shares issued							156,250
Number of ordinary shares outstanding							156,250
Powell Max [Member] | Ordinary Share [Member]
Overview [Line Items]
Number of ordinary shares issued							6,250,000
Par value per share (in Dollars per share) | $ / shares							$ 0.008
Authorized share capital							6,250,000
Surrendered ordinary shares							6,093,750
Initial Public Offering [Member]
Overview [Line Items]
Gross proceeds (in Dollars) | $		$ 5,707,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued		17,834
Purchase of additional ordinary shares	1,247
Ordinary Share [Member]
Overview [Line Items]
Number of ordinary shares issued									625
Par value per share (in Dollars per share) | $ / shares							$ 0.0001
Ordinary Share [Member] | Ms. Leung Po Man Stella [Member]
Overview [Line Items]
Number of ordinary shares issued							125
Par value per share (in Dollars per share) | $ / shares							$ 0.008